Goldman Sachs Global Core Fixed Income Fund Expense Example - Class P Shares [Member] - Goldman Sachs Global Core Fixed Income Fund - Class P Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	$ 931